UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
with Report of Independent
Registered Public Accounting Firm
For the Year Ended December 31, 2018
Beginning on January 1, 2021, and as permitted by a rule adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports like this one will no longer be sent to you by mail, unless you specifically request that the Company or your financial intermediary send you paper copies of these reports. Instead, shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and will be provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications from the Company by contacting your financial advisor or, if you own your shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future shareholder reports of the Company in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting your financial advisor. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Year Ended December 31, 2018

Report of Independent Registered Public Accounting Firm
To the Members and Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.
Opinion on the Financial Statements
We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, purchased options, securities sold, not yet purchased, swap contracts and forward contracts, as of December 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
A member firm of Ernst & Young Global Limited

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Advantage Advisers Management, LLC investment companies since 1996.
Philadelphia, Pennsylvania
February 27, 2019
A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2018
Assets
Investments in securities, at fair value (cost $1,326,390,547)	$1,614,969,002
Purchased options, at fair value (cost of $79,822,169)	58,738,108
Cash and cash equivalents (including United States Dollars of $71,096,718, Chinese Renminbi Yuans of $293,765 with a cost of $310,867, Euros of $2,293,117 with a cost of $2,280,393 and Japanese Yen of $3,081,947 with a cost of $3,038,053 of which $61,963,530 is restricted cash)	76,765,547
Due from broker (including United States Dollars of $355,578,070, Australian Dollars of $1,732 with a cost of $1,771, British Pounds Sterling of $2,322,053 with a cost of $2,536,231, Euros of $90,020 with a cost of $90,852 and Hong Kong Dollars of $1,423,498 with a cost of $1,424,036)	359,415,373
Receivable for investment securities sold	152,937,774
Unrealized gain on total return swap contracts	44,193,988
Unrealized gain on forward contracts	3,544,722
Dividends receivable	435,630
Interest receivable	950,292
Other assets	126,488
Total assets	2,312,076,924
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $711,565,388)	659,570,540
Payable for investment securities purchased	115,452,885
Due to broker (including United States Dollars of $37,546,764, Hong Kong Dollars of $253,883 with a cost of $253,855, Japanese Yen of $916,723 with a cost of $908,175, Swedish Kronar of $61,172 with a cost of $63,394 and Swiss Francs of $640,838 with a cost of $654,525)	39,419,380
Withdrawals payable (see note 3)	38,505,705
Unrealized loss on total return swap contracts	10,385,395
Dividends payable on securities sold, not yet purchased	1,267,490
Accounting and investor services fees payable	261,200
Accrued expenses	1,769,242
Total liabilities	866,631,837
Members’ Capital	$1,445,445,087
Members’ Capital
Represented by:
Net capital contributions	$1,042,995,034
Total earnings (loss)	402,450,053
Members’ Capital	$1,445,445,087

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2018 Fair Value
	Investments in Securities – 111.73%
	Common Stock – 111.73%
	United States – 82.91%
	Aerospace / Defense – 5.54%
60,527	General Dynamics Corp.	(a)	$9,515,450
73,630	Northrop Grumman Corp.		18,031,987
49,313	Raytheon Co.		7,562,148
139,226	The Boeing Co.	(a)	44,900,385
			80,009,970
	Applications Software – 6.51%
393,530	Five9, Inc.*		17,205,132
72,639	HubSpot, Inc.*		9,132,902
531,411	Microsoft Corp.	(a)	53,975,415
90,059	RealPage, Inc.*		4,339,943
378,121	Smartsheet, Inc., Class A*		9,400,088
			94,053,480
	Building Products - Cement / Aggregate – 1.72%
60,063	Martin Marietta Materials, Inc.	(a)	10,323,028
147,870	Vulcan Materials Co.		14,609,556
			24,932,584
	Casino Hotels – 1.32%
366,944	Las Vegas Sands Corp.	(a)	19,099,435
	Coatings / Paint – 1.46%
53,649	The Sherwin-Williams Co.		21,108,736
	Commercial Services – 0.75%
64,681	Cintas Corp.		10,865,761
	Commercial Services - Finance – 1.92%
208,885	Global Payments, Inc.	(a)	21,542,310
109,309	TransUnion		6,208,751
			27,751,061
	Computer Aided Design – 8.84%
149,978	Aspen Technology, Inc.*	(a)	12,325,192
100,612	Autodesk, Inc.*		12,939,709
1,249,745	Cadence Design Systems, Inc.*	(a)	54,338,912
571,636	Synopsys, Inc.*	(a)	48,154,617
			127,758,430
	Computer Data Security – 1.15%
186,554	Qualys, Inc.*	(a)	13,943,046
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Data Security – (continued)
123,892	Tenable Holdings, Inc.*		$2,749,163
			16,692,209
	Computer Software – 3.89%
461,664	Pivotal Software, Inc., Class A*		7,548,206
935,262	SS&C Technologies Holdings, Inc.		42,189,669
361,416	Zuora, Inc., Class A*		6,556,086
			56,293,961
	E-Commerce / Products – 4.22%
40,612	Amazon.com, Inc.*	(a)	60,998,006
	Electronic Components - Semiconductors – 4.32%
33,901	Broadcom, Inc.		8,620,346
250,192	Microchip Technology, Inc.		17,993,809
421,243	Xilinx, Inc.		35,877,266
			62,491,421
	Enterprise Software / Services – 1.73%
347,614	Coupa Software, Inc.*		21,851,016
56,354	Everbridge, Inc.*		3,198,653
			25,049,669
	Entertainment Software – 5.17%
774,036	Activision Blizzard, Inc.	(a)	36,046,857
323,442	Electronic Arts, Inc.*	(a)	25,522,808
128,028	Take-Two Interactive Software, Inc.*		13,179,202
			74,748,867
	Finance - Credit Card – 5.00%
168,470	Mastercard, Inc., Class A	(a)	31,781,866
306,427	Visa, Inc., Class A	(a)	40,429,978
			72,211,844
	Finance - Other Services – 4.19%
73,982	CME Group, Inc.		13,917,494
618,304	Intercontinental Exchange, Inc.	(a)	46,576,840
			60,494,334
	Internet Application Software – 3.97%
139,044	Anaplan, Inc.*		3,690,228
409,486	Okta, Inc.*		26,125,207
472,914	Zendesk, Inc.*		27,603,990

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Application Software – (continued)
			$57,419,425
	Internet Content - Entertainment – 2.75%
302,889	Facebook, Inc., Class A*	(a)	39,705,719
	Internet Security – 0.40%
148,109	Zscaler, Inc.*		5,807,354
	Internet Telephony – 2.09%
366,347	RingCentral, Inc., Class A*	(a)	30,201,647
	Machinery - Electric Utility – 0.54%
203,534	BWX Technologies, Inc.		7,781,105
	Medical - Biomedical / Genetics – 2.29%
75,400	Acceleron Pharma, Inc.*		3,283,670
34,215	Alnylam Pharmaceuticals, Inc.*		2,494,616
45,154	Blueprint Medicines Corp.*		2,434,252
95,577	Celgene Corp.*		6,125,530
100,341	Deciphera Pharmaceuticals, Inc.*		2,106,157
265,063	Immunomedics, Inc.*		3,782,449
40,787	Loxo Oncology, Inc.*		5,713,035
163,831	Ultragenyx Pharmaceutical, Inc.*		7,123,372
			33,063,081
	Medical - Drugs – 0.38%
382,912	Array BioPharma, Inc.*		5,456,496
	REITs - Diversified – 4.72%
214,300	American Tower Corp.		33,900,117
97,127	Equinix, Inc.		34,243,095
			68,143,212
	Retail - Discount – 0.13%
20,382	Dollar Tree, Inc.*		1,840,902
	Retail - Restaurants – 1.70%
25,083	Chipotle Mexican Grill, Inc.*		10,830,589
149,600	Yum! Brands, Inc.		13,751,232
			24,581,821
	Semiconductor Components - Integrated Circuits – 2.63%
443,063	Analog Devices, Inc.		38,028,097
	Semiconductor Equipment – 3.29%
296,902	Applied Materials, Inc.		9,720,571
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – (continued)
85,453	KLA-Tencor Corp.		$7,647,189
83,968	Lam Research Corp.		11,433,923
599,183	Teradyne, Inc.	(a)	18,802,363
			47,604,046
	Therapeutics – 0.29%
89,968	Agios Pharmaceuticals, Inc.*		4,148,425
	Total United States (Cost $945,704,786)		$1,198,341,098

	Canada – 0.77%
	Retail - Restaurants – 0.77%
211,335	Restaurant Brands International, Inc.	(a)	11,052,821
	Total Canada (Cost $12,673,722)		$11,052,821

	China – 12.28%
	Applications Software – 0.91%
1,001,297	Tencent Music Entertainment Group. - Sponsored ADR*		13,237,146
	Building - Heavy Construction – 0.89%
67,862,000	China Tower Corp., Ltd., Class H*		12,828,157
	E-Commerce / Products – 3.18%
282,376	Alibaba Group Holding - Sponsored ADR*		38,705,279
345,253	JD.com, Inc. - Sponsored ADR*		7,226,145
			45,931,424
	Entertainment Software – 3.21%
476,733	HUYA, Inc. - Sponsored ADR*		7,379,827
165,686	NetEase, Inc. - Sponsored ADR		38,997,514
			46,377,341
	Internet Application Software – 3.60%
1,298,500	Tencent Holdings, Ltd.		52,077,187
	Internet Content - Entertainment – 0.49%
118,227	YY, Inc. - Sponsored ADR*		7,077,068
	Total China (Cost $167,367,715)		$177,528,323

	France – 3.81%
	Aerospace / Defense - Equipment – 2.77%
416,774	Airbus SE		40,001,324

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		December 31, 2018 Fair Value
	Common Stock – (continued)
	France – (continued)
	Entertainment Software – 1.04%
187,444	UBISOFT Entertainment*	$15,102,150
	Total France (Cost $54,717,007)	$55,103,474

	Germany – 1.91%
	Athletic Footwear – 1.91%
132,563	adidas AG	27,640,664
	Total Germany (Cost $27,866,908)	$27,640,664

	Hong Kong – 2.93%
	Casino Hotels – 0.88%
2,010,000	Galaxy Entertainment Group, Ltd.*	12,785,017
	Energy - Alternate Sources – 2.05%
33,044,608	China Everbright International, Ltd.	29,628,770
	Total Hong Kong (Cost $25,404,458)	$42,413,787

	Japan – 6.56%
	Audio / Video Products – 2.77%
823,200	Sony Corp.	39,963,470
	Chemicals - Specialty – 0.93%
173,400	Shin-Etsu Chemical Co., Ltd.	13,491,498
	Cosmetics & Toiletries – 0.22%
50,000	Shiseido Co., Ltd.	3,141,029
	Entertainment Software – 0.25%
82,200	Konami Holdings Corp.	3,600,161
	Finance - Other Services – 1.86%
1,654,378	Japan Exchange Group, Inc.	26,826,707
	Machinery - General Industrial – 0.15%
100,600	Nabtesco Corp.	2,197,058
	Metal Products - Distribution – 0.38%
262,553	MISUMI Group, Inc.	5,549,763
	Total Japan (Cost $80,698,964)	$94,769,686

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2018 Fair Value
	Common Stock – (continued)
	Singapore – 0.32%
	Entertainment Software – 0.32%
407,585	Sea, Ltd. - Sponsored ADR*	(a)	$4,613,862
	Total Singapore (Cost $6,278,430)		$4,613,862

	United Kingdom – 0.24%
	E-Commerce / Products – 0.24%
197,927	Farfetch, Ltd., Class A*		3,505,287
	Total United Kingdom (Cost $5,678,557)		$3,505,287
	Total Common Stock (Cost $1,326,390,547)		$1,614,969,002
	Total Investments in Securities (Cost $1,326,390,547) – 111.73%		$1,614,969,002
	Total Purchased Options (Cost $79,822,169) – 4.06%		58,738,108
	Total Securities Sold, Not Yet Purchased (Proceeds $711,565,388) – (45.63%)		(659,570,540)
	Other Assets, in Excess of Liabilities – 29.84%**		431,308,517
	Members’ Capital – 100.00%		$1,445,445,087

(a)
Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security.

**
Includes $71,096,718 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 4.92% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $5,668,829 held in BNY Mellon Custody Foreign Cash Account, which is 0.39% of Members’ Capital. $61,963,530 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Aerospace / Defense	5.54
Aerospace / Defense - Equipment	2.77
Applications Software	7.42
Athletic Footwear	1.91
Audio / Video Products	2.77
Building Products - Cement / Aggregate	1.72
Building - Heavy Construction	0.89
Casino Hotels	2.20
Chemicals - Specialty	0.93
Coatings / Paint	1.46
Commercial Services - Finance	1.92
Commercial Services	0.75
Computer Aided Design	8.84
Computer Data Security	1.15
Computer Software	3.89
Cosmetics & Toiletries	0.22
E-Commerce / Products	7.64
Electronic Components - Semiconductors	4.32
Energy - Alternate Sources	2.05
Investments in Securities – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Enterprise Software / Services	1.73
Entertainment Software	9.99
Finance - Credit Card	5.00
Finance - Other Services	6.05
Internet Application Software	7.57
Internet Content - Entertainment	3.24
Internet Security	0.40
Internet Telephony	2.09
Machinery - Electric Utility	0.54
Machinery - General Industrial	0.15
Medical - Biomedical / Genetics	2.29
Medical - Drugs	0.38
Metal Products - Distribution	0.38
REITs - Diversified	4.72
Retail - Discount	0.13
Retail - Restaurants	2.47
Semiconductor Components - Integrated Circuits	2.63
Semiconductor Equipment	3.29
Therapeutics	0.29
Total Investments in Securities	111.73%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2018 Fair Value
			Purchased Options – 4.06%
			Equity Options – 4.00%
			Equity Call Options – 2.79%
			United States – 2.01%
			Applications Software – 0.17%
$23,916,000	1,993	04/18/2019 $120	Tableau Software Inc., Class A	$2,471,320
			Audio / Video Products – 0.01%
15,078,000	2,513	04/18/2019 $60	Roku Inc.	100,520
			Auto - Cars / Light Trucks – 0.02%
10,166,000	10,166	01/17/2020 $10	Ford Motor Co.	335,478
			Beverages - Non-Alcoholic – 0.09%
17,181,000	1,494	06/21/2019 $115	PepsiCo, Inc.	634,950
28,891,200	6,019	03/15/2019 $48	The Coca-Cola Co.	788,489
				1,423,439
			Commercial Services - Finance – 0.07%
13,045,500	2,007	06/21/2019 $65	Square, Inc., Class A	1,033,605
			Computers – 0.06%
15,936,000	996	03/15/2019 $160	Apple, Inc.	896,400
			Consumer Products - Miscellaneous – 0.03%
24,975,000	1,998	04/18/2019 $125	Kimberly-Clark Corp.	415,584
			Cosmetics & Toiletries – 0.27%
12,987,000	1,998	02/15/2019 $65	Colgate-Palmolive Co.	129,870
24,906,250	3,985	03/15/2019 $62.50	Colgate-Palmolive Co.	633,615
77,491,500	8,157	04/18/2019 $95	The Procter & Gamble Co.	2,357,373
18,933,500	1,993	06/21/2019 $95	The Procter & Gamble Co.	781,256
				3,902,114
			Diversified Manufacturing Operations – 0.01%
12,199,200	10,166	06/21/2019 $12	General Electric Co.	121,992

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2018 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			E-Commerce / Products – 0.07%
$21,855,000	141	02/15/2019 $1,550	Amazon.com, Inc.	$1,041,990
			Electronic Components - Semiconductors – 0.07%
14,084,000	1,006	03/15/2019 $140	NVIDIA Corp.	992,922
			Enterprise Software / Services – 0.48%
36,022,000	2,573	03/15/2019 $140	Workday, Inc., Class A	6,947,100
			Food - Miscellaneous / Diversified – 0.01%
14,487,500	3,050	04/18/2019 $47.50	General Mills, Inc.	39,650
21,073,500	4,014	04/18/2019 $52.50	The Kraft Heinz Co.	132,462
				172,112
			Internet Content - Entertainment – 0.13%
46,670,500	3,011	03/15/2019, $155	Facebook, Inc., Class A	614,244
30,712,200	9,033	03/15/2019 $34	Twitter, Inc.	1,291,719
				1,905,963
			Medical - Biomedical / Genetics – 0.12%
6,524,800	4,078	02/15/2019 $16	Exelixis, Inc.	1,753,540
			REITs - Storage – 0.07%
21,126,000	1,006	06/21/2019 $210	Public Storage	945,640
			Retail - Building Products – 0.25%
34,597,500	3,954	04/18/2019 $87.50	Lowe’s Cos., Inc.	3,558,600
			Retail - Discount – 0.02%
18,060,000	2,408	03/15/2019 $75	Target Corp.	276,920
			Web Portals / ISP – 0.06%
10,100,000	101	03/15/2019 $1,000	Alphabet, Inc., Class A	847,390
			Total United States (Cost $31,201,582)	$29,142,629

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2018 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Argentina – 0.59%
			E-Commerce / Services – 0.59%
$71,311,000	2,459	03/15/2019 $290	MercadoLibre, Inc.	$8,476,173
			Total Argentina (Cost $14,424,106)	$8,476,173
			Belgium – 0.04%
			Brewery – 0.04%
21,133,000	3,019	03/15/2019 $70	Anheuser-Busch InBev SA/NV - Sponsored ADR	603,800
			Total Belgium (Cost $712,588)	$603,800
			China – 0.07%
			E-Commerce / Products – 0.07%
21,171,800	8,143	03/15/2019 $26	JD.com, Inc. - Sponsored ADR	439,722
21,064,400	7,523	03/15/2019 $28	JD.com, Inc. - Sponsored ADR	278,351
11,663,800	4,022	06/21/2019 $29	JD.com, Inc. - Sponsored ADR	305,672
				1,023,745
			Total China (Cost $2,160,981)	$1,023,745
			Sweden – 0.08%
			Internet Content - Information / Network – 0.08%
11,952,000	996	04/18/2019 $120	Spotify Technology SA	1,115,520
			Total Sweden (Cost $1,143,422)	$1,115,520
			Total Equity Call Options (Cost $49,642,699)	$40,361,867

			Equity Put Options – 1.21%
			United States – 0.95%
			Casino Hotels – 0.04%
15,732,000	3,496	03/15/2019 $45	Las Vegas Sands Corp.	573,344
			Computer Aided Design – 0.18%
23,952,000	1,996	07/19/2019 $120	Autodesk, Inc.	2,544,900

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		December 31, 2018 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States – (continued)
			Growth & Income - Large Cap – 0.73%
$814,275,000	36,190	03/15/2019 $225	SPDR S&P 500 ETF Trust	$10,567,480
			Total United States (Cost $24,628,413)	$13,685,724
			China – 0.26%
			Web Portals / ISP – 0.26%
34,612,000	2,036	03/15/2019 $170	Baidu, Inc.	3,801,212
			Total China (Cost $3,842,852)	$3,801,212
			Total Equity Put Options (Cost $28,471,265)	$17,486,936
			Total Equity Options (Cost $78,113,964)	$57,848,803
			Currency Put Options – 0.06%
			United States – 0.06%
10,574,221	148,932,687	06/14/2019 $7.10	USD-CNH	889,305
			Total United States (Cost $1,708,205)	$889,305
			Total Currency Put Options (Cost $1,708,205)	$889,305
			Total Purchased Options (Cost $79,822,169)	$58,738,108

ADR
American Depository Receipt

CNH
Chinese RenminbiYuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Purchased Options – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Applications Software	0.17
Audio / Video Products	0.01
Auto-Cars / Light Trucks	0.02
Beverages - Non-Alcoholic	0.09
Brewery	0.04
Casino Hotels	0.04
Commercial Services - Finance	0.07
Computer Aided Design	0.18
Computers	0.06
Consumer Products - Miscellaneous	0.03
Cosmetics &Toiletries	0.27
Currency	0.06
Diversified Manufacturing Operations	0.01
Purchased Options – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
E-Commerce / Products	0.14
E-Commerce / Services	0.59
Electronic Components - Semiconductors	0.07
Enterprise Software / Services	0.48
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	0.73
Internet Content - Entertainment	0.13
Internet Content - Information / Networks	0.08
Medical - Biomedical / Genetics	0.12
REITs - Storage	0.07
Retail - Building Products	0.25
Retail - Discount	0.02
Web Portals / ISP	0.32
Total Purchased Options	4.06%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2018 Fair Value
	Securities Sold, Not Yet Purchased – 45.63%
	Common Stock – 45.63%
	United States – 33.54%
	Advertising Agencies – 1.24%
201,270	Omnicom Group, Inc.	$14,741,015
157,575	The Interpublic Group of Cos., Inc.	3,250,772
		17,991,787
	Apparel Manufacturers – 0.42%
481,585	Hanesbrands, Inc.	6,034,260
	Applications Software – 0.69%
83,005	Tableau Software, Inc., Class A*	9,960,600
	Auto - Cars / Light Trucks – 0.16%
305,109	Ford Motor Co.	2,334,084
	Beverages - Non-Alcoholic – 2.43%
101,429	PepsiCo, Inc.	11,205,876
504,964	The Coca-Cola Co.	23,910,045
		35,115,921
	Commercial Services - Finance – 1.05%
133,570	H&R Block, Inc.	3,388,671
101,539	Square, Inc., Class A*	5,695,323
359,988	The Western Union Co.	6,141,395
		15,225,389
	Computers – 0.71%
64,756	Apple, Inc.	10,214,611
	Computers Software – 0.42%
157,120	Teradata Corp.*	6,027,123
	Computers - Memory Devices – 0.37%
136,811	Seagate Technology PLC	5,279,536
	Consumer Products - Miscellaneous – 0.89%
113,022	Kimberly-Clark Corp.	12,877,727
	Cosmetics & Toiletries – 4.73%
287,230	Colgate-Palmolive Co.	17,095,930
557,960	The Procter & Gamble Co.	51,287,683
		68,383,613
	Diversified Manufacturing Operations – 0.30%
20,107	3M Co.	3,831,188
65,411	General Electric Co.	495,161
		4,326,349
	E-Commerce / Services – 0.23%
60,320	TripAdvisor, Inc.*	3,253,661

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electric - Integrated – 2.59%
193,850	Consolidated Edison, Inc.	$14,821,771
165,511	Duke Energy Corp.	14,283,599
190,883	The Southern Co.	8,383,582
		37,488,952
	Electronic Components - Semiconductors – 2.87%
40,107	NVIDIA Corp.	5,354,284
382,356	Texas Instruments, Inc.	36,132,642
		41,486,926
	Enterprise Software / Services – 2.33%
211,002	Workday, Inc., Class A*	33,692,799
	Food - Confectionery – 0.24%
32,171	The Hershey Co.	3,448,088
	Food - Miscellaneous / Diversified – 1.04%
140,444	General Mills, Inc.	5,468,889
220,942	The Kraft Heinz Co.	9,509,344
		14,978,233
	Investment Management / Advisory Services – 0.35%
305,821	Invesco, Ltd.	5,119,444
	Medical - Biomedical / Genetics – 0.27%
200,681	Exelixis, Inc.*	3,947,395
	Medical - Drugs – 0.26%
40,214	AbbVie, Inc.	3,707,329
	Motorcycle / Motor Scooter – 0.32%
137,620	Harley-Davidson, Inc.	4,695,594
	REITs - Apartments – 1.02%
84,541	AvalonBay Communities, Inc.	14,714,361
	REITs - Diversified – 0.42%
98,135	Vornado Realty Trust	6,087,314
	REITs - Health Care – 0.76%
291,046	HCP, Inc.	8,128,915
48,524	Ventas, Inc.	2,843,021
		10,971,936
	REITs - Office Property – 0.67%
44,218	Boston Properties, Inc.	4,976,736
60,225	SL Green Realty Corp.	4,762,593
		9,739,329
	REITs - Regional Malls – 0.75%
64,816	Simon Property Group, Inc.	10,888,440

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Shopping Centers – 1.01%
70,064	Federal Realty Investment Trust	$8,270,355
108,377	Regency Centers Corp.	6,359,562
		14,629,917
	REITs - Storage – 1.76%
50,216	Extra Space Storage, Inc.	4,543,544
102,946	Public Storage	20,837,300
		25,380,844
	Retail - Apparel / Shoes – 0.38%
538,600	Ascena Retail Group, Inc.*	1,351,886
210,739	Chico’s FAS, Inc.	1,184,353
221,835	Tailored Brands, Inc.	3,025,830
		5,562,069
	Retail - Arts & Crafts – 0.21%
227,279	The Michaels Cos., Inc.*	3,077,358
	Retail - Bedding – 0.10%
121,794	Bed, Bath & Beyond, Inc.	1,378,708
	Retail - Discount – 1.01%
221,324	Target Corp.	14,627,303
	Retail - Major Department Stores – 0.32%
99,602	Nordstrom, Inc.	4,642,449
	Retail - Miscellaneous / Diversified – 0.22%
189,638	Sally Beauty Holdings, Inc.*	3,233,328
	Retail - Regional Department Stores – 0.44%
57,313	Dillard’s, Inc., Class A	3,456,547
42,728	Kohl’s Corp.	2,834,576
		6,291,123
	Retail – Restaurants – 0.38%
125,490	The Cheesecake Factory	5,460,070
	Transport - Services – 0.18%
30,582	C.H. Robinson Worldwide, Inc.	2,571,640
	Total United States (Proceeds $523,298,344)	$484,845,610

	Argentina – 1.65%
	E-Commerce / Services – 1.65%
81,441	MercadoLibre, Inc.*	23,849,997
	Total Argentina (Proceeds $27,402,134)	$23,849,997

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2018 Fair Value
	Common Stock – (continued)
	Belgium – 0.68%
	Brewery – 0.68%
149,706	Anheuser-Busch InBev SA/NV – Sponsored ADR	$9,852,152
	Total Belgium (Proceeds $10,258,148)	$9,852,152

	China – 0.61%
	Computers – 0.23%
4,894,000	Lenovo Group, Ltd.	3,306,706
	E-Commerce / Products – 0.05%
30,075	Pinduoduo, Inc. – Sponsored ADR*	674,883
	Metal Processors & Fabrication – 0.13%
4,170,000	China Zhongwang Holdings, Ltd.	1,848,168
	Semiconductor Components - Integrated Circuits – 0.20%
3,377,000	Semiconductor Manufacturing International Corp.*	2,954,592
	Total China (Proceeds $9,846,842)	$8,784,349

	France – 0.72%
	Advertising Services – 0.58%
147,020	Publicis Groupe SA	8,416,704
	Food - Dairy Products – 0.14%
27,236	Danone SA	1,915,095
	Total France (Proceeds $11,063,986)	$10,331,799

	Hong Kong – 1.72%
	Distribution / Wholesale – 0.04%
3,529,000	Li & Fung, Ltd.	554,412
	Electric - Integrated – 1.20%
357,500	CLP Holdings, Ltd.	4,041,059
1,916,000	Power Assets Holdings, Ltd.	13,337,300
		17,378,359
	Gas - Distribution – 0.48%
3,372,286	Hong Kong & China Gas Co., Ltd.	6,977,749
	Total Hong Kong (Proceeds $25,688,922)	$24,910,520

	India – 0.62%
	Computer Services – 0.62%
939,587	Infosys, Ltd. - Sponsored ADR	8,944,868
	Total India (Proceeds $7,468,116)	$8,944,868

	Japan – 5.78%
	Audio / Video Products – 0.25%
397,300	Panasonic Corp.	3,587,349

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2018 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Cellular Telecommunications – 0.25%
160,600	NTT Docomo, Inc.	$3,619,416
	Computers - Memory Devices – 0.12%
25,000	TDK Corp.	1,759,195
	Electric - Integrated – 1.13%
630,200	Chubu Electric Power Co., Inc.	8,975,427
485,217	The Kansai Electric Power Co., Inc.	7,297,542
		16,272,969
	Electronic Components - Miscellaneous – 0.14%
14,700	Murata Manufacturing Co., Ltd.	2,003,828
	Office Automation & Equipment – 1.54%
609,500	Canon, Inc.	16,672,333
392,200	Seiko Epson Corp.	5,533,950
		22,206,283
	Photo Equipment & Supplies – 0.14%
140,600	Nikon Corp.	2,095,365
	Retail - Apparel / Shoes – 1.42%
39,950	Fast Retailing Co., Ltd.	20,526,811
	Semiconductor Equipment – 0.79%
100,452	Tokyo Electron, Ltd.	11,458,984
	Total Japan (Proceeds $92,036,232)	$83,530,200

	Sweden – 0.31%
	Internet Content - Information / Networks – 0.31%
39,833	Spotify Technology SA*	4,521,045
	Total Sweden (Proceeds $4,502,664)	$4,521,045
	Total Securities Sold, Not Yet Purchased (Proceeds $711,565,388)	$659,570,540

*
Non-income producing

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Advertising Agencies	1.24
Advertising Services	0.58
Apparel Manufacturers	0.42
Applications Software	0.69
Audio / Video Products	0.25
Auto - Cars / Light Trucks	0.16
Beverages - Non-Alcoholic	2.43
Brewery	0.68
Cellular Telecommunications	0.25
Commercial Services - Finance	1.05
Computer Services	0.62
Computer Software	0.42
Computers	0.94
Computers - Memory Devices	0.49
Consumer Products - Miscellaneous	0.89
Cosmetics & Toiletries	4.73
Distribution / Wholesale	0.04
Diversified Manufacturing Operations	0.30
E-Commerce / Products	0.05
E-Commerce / Services	1.88
Electric - Integrated	4.92
Electronic Components - Miscellaneous	0.14
Electronic Components - Semiconductors	2.87
Enterprise Software / Services	2.33
Food - Confectionery	0.24
Food - Dairy Products	0.14
Food - Miscellaneous / Diversified	1.04
Gas - Distribution	0.48
Securities Sold, Not Yet Purchased – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Internet Content - Information/Networks	0.31
Investment Management / Advisory Services	0.35
Medical - Biomedical / Genetics	0.27
Medical - Drugs	0.26
Metal Processors & Fabrication	0.13
Motorcycle / Motor Scooter	0.32
Office Automation & Equipment	1.54
Photo Equipment & Supplies	0.14
REITs - Apartments	1.02
REITs - Diversified	0.42
REITs - Health Care	0.76
REITs - Office Property	0.67
REITs - Regional Malls	0.75
REITs - Shopping Centers	1.01
REITs - Storage	1.76
Retail - Apparel / Shoes	1.80
Retail - Arts & Crafts	0.21
Retail - Bedding	0.10
Retail - Discount	1.01
Retail - Major Department Stores	0.32
Retail - Miscellaneous / Diversified	0.22
Retail - Regional Department Stores	0.44
Retail - Restaurants	0.38
Semiconductor Components - Integrated Circuits	0.20
Semiconductor Equipment	0.79
Transport - Services	0.18
Total Securities Sold, Not Yet Purchased	45.63%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – 2.34%
	Total Return Swap Contracts - Unrealized Gain – 3.06%
	United States – 1.32%
	Private Equity – 0.02%
$7,727,463	6/3/2019	Apollo Global Management LLC, Class A	$175,296

Agreement with Morgan Stanley, dated
12/21/2018 to receive the total return of the
shares of Apollo Global Management LLC.,
Class A in exchange for interest based on the
Daily Fed Funds Effective Rate plus 0.90%**.

6,875,269	6/3/2019	KKR & Co., Inc., Class A	56,554
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
			231,850
	Web Portals / ISP – 1.30%
40,335,023	6/3/2019	Alphabet, Inc., Class A	18,832,344
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$19,064,194

	Australia – 0.37%
	Commercial Banks - Non-US – 0.35%
(20,342,414)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	2,326,062

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the shares
of Australia and New Zealand Banking Group,
Ltd. in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.40%**.

(6,426,523)	12/27/2019	Bank of Queensland, Ltd.	562,955
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Australia – (continued)
	Commercial Banks - Non-US – (continued)
$(20,752,172)	12/27/2019	Westpac Banking Corp.	$2,207,371
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			5,096,388
	Food - Retail – 0.02%
(6,467,855)	12/27/2019	Coles Group, Ltd.	280,348
		Agreement with Morgan Stanley, dated 11/21/2018 to deliver the total return of the shares of Coles Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$5,376,736

	Japan – 0.15%
	Electric Products - Miscellaneous – 0.11%
(7,705,790)	12/24/2019	Casio Computer Co., Ltd.	1,604,890
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – 0.04%
(8,161,018)	12/24/2019	Osaka Gas Co., Ltd.	603,259
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$2,208,149

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	South Korea – 0.53%
	Electronic Components - Semiconductors – 0.53%
$12,181,277	12/29/2023	Samsung Electronics Co., Ltd	$5,635,129

Agreement with Morgan Stanley, dated
12/23/2009 to receive the total return of the
shares of Samsung Electronics Co., Ltd in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.90%**.

(10,277,776)	12/29/2023	SK Hynix, Inc.	2,041,760
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.05%**.
	Total South Korea		$7,676,889

	Spain – 0.34%
	Food - Retail – 0.08%
(1,422,372)	1/4/2024	Distribuidora Internacional de Alimentacion SA	1,153,405

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the shares
of Distribuidora Internacional de Alimentacion
SA in exchange for interest based on the Daily
Fed Funds Effective Rate less 4.00%**.

	Satellite Telecommunications – 0.26%
8,773,233	1/4/2024	Cellnex Telecom SAU	3,770,662
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$4,924,067

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Taiwan – 0.09%
	Computers - Peripheral Equipment – 0.09%
$(6,772,922)	1/25/2024	Innolux Display Corp.	$1,227,316
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.63%**.
	Total Taiwan		$1,227,316

	United Kingdom – 0.26%
	Retail - Apparel / Shoes – 0.10%
(10,423,234)	12/14/2023	Next PLC	1,425,361
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Major Department Store – 0.16%
(7,199,124)	12/14/2023	Marks & Spencer Group PLC - Sponsored ADR	2,291,276

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the shares
of Marks & Spencer Group PLC - Sponsored
ADR in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$3,716,637
	Total Return Swap Contracts - Unrealized Gain****		$44,193,988

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (0.72%)
	United States – (0.31%)
	Private Equity – (0.31%)
$18,992,609	6/3/2019	The Carlyle Group, L.P.	$(4,451,616)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$(4,451,616)

	Australia – (0.16%)
	Food - Retail – (0.16%)
(12,279,711)	12/27/2019	Wesfarmers, Ltd.	(2,001,094)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(6,611,204)	12/27/2019	Woolworths Group, Ltd.	(332,888)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$(2,333,982)

	Denmark – (0.01%)
	Medical - Drugs – (0.01%)
(2,179,507)	1/4/2024	Novo Nordisk A/S	(99,493)
		Agreement with Morgan Stanley, dated 03/24/2017 to deliver the total return of the shares of Novo Nordisk A/S in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Denmark		$(99,493)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (0.14%)
	Electric - Integrated – (0.05%)
$(3,096,837)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	$(697,044)

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the shares
of Tokyo Electric Power Co. Holdings, Inc. in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – (0.09%)
(11,718,628)	12/24/2019	Ricoh Co., Ltd.	(1,305,221)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(2,002,265)

	Taiwan – (0.06%)
	Electronic Components - Miscellaneous – (0.06%)
(7,258,554)	1/25/2024	AU Optronics Corp.	(837,013)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.63%**.
	Semiconductor Components - Integrated Circuits – (0.00%)
(3,555,423)	1/25/2024	United Microelectronics Corp.	(64,972)

Agreement with Morgan Stanley, dated
08/08/2013 to deliver the total return of the shares
of United Microelectronics Corp. in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.75%**.

	Total Taiwan		$(901,985)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		December 31, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (0.04%)
	Retail - Discount – (0.04%)
$5,015,966	12/14/2023	B&M European Value Retail SA	$(596,054)

Agreement with Morgan Stanley, dated
06/12/2014 to receive the total return of the
shares of B&M European Value Retail SA in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 0.65%**.

	Total United Kingdom		$(596,054)
	Total Return Swap Contracts - Unrealized Loss*****		$(10,385,395)
	Total Swap Contracts, net		$33,808,593

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of December 31, 2018.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss amounts on these contracts are included as part of unrealized loss on Total Return Swap contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Swap Contracts – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Commercial Banks - Non-US	0.35
Computers - Peripheral Equipment	0.09
Electric Products - Miscellaneous	0.11
Electric - Integrated	(0.05)
Electronic Components - Miscellaneous	(0.06)
Electronic Components - Semiconductors	0.53
Food - Retail	(0.06)
Gas - Distribution	0.04
Medical - Drugs	(0.01)
Swap Contracts – By Industry	December 31, 2018 Percentage of Members’ Capital (%)
Office Automation & Equipment	(0.09)
Private Equity	(0.29)
Retail - Apparel / Shoes	0.10
Retail - Discount	(0.04)
Retail - Major Department Store	0.16
Satellite Telecommunication	0.26
Semiconductor Components - Integrated Circuits	0.00
Web Portals / ISP	1.30
Total Swap Contracts	2.34%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts

Counterparty	Settlement Date	Currency Sold	Contracts to be Delivered	Currency Bought	Contracts to be Received	December 31, 2018 Fair Value
Forward Currency Exchange Contracts – 0.24%
Buy Contracts – 0.24%
United States – 0.24%
Morgan Stanley & Co., LLC	April 2019	CNH	(288,472,920)	USD	45,421,653	$3,444,680
Morgan Stanley & Co., LLC	April 2019	USD	(41,876,931)	CNH	288,472,920	100,042
Total United States						$3,544,722
Total Buy Contracts						$3,544,722
Total Forward Currency Exchange Contracts						$3,544,722

CNH
Chinese Renminbi Yuan

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2018
Investment income
Dividends (net of withholding taxes of $908,600)	$16,818,662
Interest	5,842,407
Total investment income	22,661,069
Expenses
Administration fees	21,659,381
Dividends on securities sold, not yet purchased	20,412,709
Prime broker fees	15,992,573
Advisor fees	6,417,595
Interest expense	1,962,354
Accounting and investor services fees	1,094,607
Legal fees	568,738
Custodian fees	454,334
Audit and tax fees	353,735
Board of Managers’ fees and expenses	283,750
Insurance expense	151,473
Printing expense	57,460
Miscellaneous	583,931
Total operating expenses	69,992,640
Net investment loss	(47,331,571)
Net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain on investments in securities	114,609,653
Net realized gain on purchased options	16,738,317
Net realized gain on swap contracts	7,998,594
Net realized loss on foreign currency transactions	(1,255,403)
Net realized loss on forward contracts	(6,053,488)
Net realized loss on securities sold, not yet purchased	(38,879,258)
Total net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	93,158,415
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) on securities sold, not yet purchased	79,701,213
Net change in unrealized gain/(loss) on forward contracts	7,431,142
Net change in unrealized gain/(loss) on foreign currency transactions	(358,089)
Net change in unrealized gain/(loss) on swap contracts	(9,138,936)
Net change in unrealized gain/(loss) on purchased options	(24,174,552)
Net change in unrealized gain/(loss) on investments in securities	(200,601,644)
Total net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	(147,140,866)
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	(53,982,451)
Net decrease in Members’ Capital resulting from operations	$(101,314,022)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2016	$—	$1,129,352,912	$1,129,352,912
From investment activities
Net investment loss	$—	$(43,831,233)	$(43,831,233)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	114,133,464	114,133,464
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	319,159,918	319,159,918
Incentive allocation	74,742,123	(74,742,123)	—
Net increase in Members’ Capital resulting from operations	74,742,123	314,720,026	389,462,149
Members’ Capital transactions
Capital contributions	—	92,325,877	92,325,877
Capital withdrawals	(74,742,123)	(78,553,252)	(153,295,375)
Net increase/decrease in Members’ Capital resulting from capital transactions	(74,742,123)	13,772,625	(60,969,498)
MEMBERS’ CAPITAL, December 31, 2017	$—	$1,457,845,563	$1,457,845,563
From investment activities
Net investment loss	$—	$(47,331,571)	$(47,331,571)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	93,158,415	93,158,415
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	(147,140,866)	(147,140,866)
Incentive allocation	325,244	(325,244)	—
Net increase/decrease in Members’ Capital resulting from operations	325,244	(101,639,266)	(101,314,022)
Members’ Capital transactions
Capital contributions	—	162,824,927	162,824,927
Capital withdrawals	(325,244)	(73,586,137)	(73,911,381)
Net increase in Members’ Capital resulting from capital transactions	(325,244)	89,238,790	88,913,546
MEMBERS’ CAPITAL, December 31, 2018	$—	$1,445,445,087	$1,445,445,087

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows

Year Ended December 31, 2018
Cash flows from operating activities
Net decrease in Members’ Capital resulting from operations	$(101,314,022)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	2,585,393,347
Purchase of investments in securities	(2,591,480,798)
Proceeds from sale of purchased options	555,696,083
Purchase of options	(478,166,730)
Proceeds from securities sold, not yet purchased	3,153,630,258
Cover of securities sold, not yet purchased	(3,160,034,173)
Amortization of premium and accretion of discount, net	(337,850)
Net realized gain on investments in securities and purchased options	(92,468,712)
Net change in unrealized gain/(loss) on investments in securities, purchased options and swap contracts	154,213,919
Net change in unrealized gain/(loss) on forward contracts	(7,431,142)
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(37,568,541)
Decrease in dividend receivable	563,337
Increase in interest receivable	(837,762)
Increase in other assets	(398)
Decrease in due to broker	(8,344,072)
Increase in payable for investment securities purchased	71,156,459
Increase in dividends payable on securities sold, not yet purchased	446,318
Increase in accounting and investor services fees	171,900
Decrease in accrued expenses	(204,183)
Net cash provided by operating activities	43,083,238
Cash flows from financing activities
Capital contributions	162,824,927
Capital withdrawals	(145,335,743)
Net cash provided by financing activities	17,489,184
Net change in cash, cash equivalents and restricted cash	60,572,422
Cash, cash equivalents and restricted cash at beginning of year	375,608,498
Cash, cash equivalents and restricted cash at December 31, 2018	$436,180,920
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$1,890,389
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at December 31, 2018:
Cash and cash equivalents	$76,765,547
Due from broker	359,415,373
Total cash, cash equivalents and restricted cash at December 31, 2018	$436,180,920

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the third amended and restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Sub-Adviser (defined below) believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that the Company’s Sub-Adviser believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options, forward contracts and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon” or the “Sub-Adviser”) is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation (described in Note 3). OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

1.
Organization (continued)

of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
New Accounting Pronouncements:
In November 2016, the FASB issued Accounting Standards Update (ASU) 2016-18, Restricted Cash. This guidance requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the Statement of Cash Flows. When cash, cash equivalents, restricted cash, and restricted cash equivalents are presented in more than one line item on the Statement of Assets, Liabilities and Members’ Capital, the new guidance requires a reconciliation of the totals in the Statement of Cash Flows to the related captions in the Statement of Assets, Liabilities and Members’ Capital. The guidance is effective for fiscal years beginning after December 15, 2017, for public business entities and after December 15, 2018, for all other entities. The Company has adopted this new guidance for the year ended December 31, 2018.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

2.
Significant Accounting Policies (continued)

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the disclosure requirements. As of December 31, 2018, Multi-Manager is currently evaluating the implications of ASU 2018-13 on the financial statements when it becomes effective.
The following is a summary of the Company’s accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing Specific Identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ at their bid prices; or

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available, are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward Contracts are traded on the over-the-counter market. The fair value of forward contracts is determined using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time as of which that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, forward and swap contracts on the Statement of Operations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the year ended December 31, 2018, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the year ended December 31, 2018, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the year ended December 31, 2018.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$1,614,969,002	Common Stock	$659,570,540
Equity Options	57,848,803	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	44,193,988	Total Return Swaps	10,385,395
Forward Contracts	3,544,722	Forward Contracts	—
Currency Options	889,305	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$1,721,445,820	Total	$669,955,935

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months of their date of purchase as cash equivalents. Restricted cash of  $61,963,530 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian. The Bank of New York Mellon (the “Custodian”), of which $61,784,218 is held as collateral for swap contracts and $179,312 is held as collateral for securities sold, not yet purchased. At December 31, 2018, $71,096,718 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of 5,668,829 was held by the Custodian in a BNY Mellon Custody foreign cash account. At December 31, 2018, $11,936,388 was held at Credit Suisse Securities (USA) L.L.C. and $41,380,202 was held at Merrill Lynch Professional Clearing Corp., which amounts are included in the due from broker balance on the Statement of Assets, Liabilities and Members’ Capital.
As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at December 31, 2018.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. No federal, state or local income taxes have been provided on profits of the Company since Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Partnership is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the year ended December 31, 2018, the Company did not accrue any interest or penalties. As of December 31, 2018, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2015 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $21,659,381 and Multi-Manager advisory services fees and expenses amounted to $6,417,595 for the year ended December 31, 2018. The administration and advisory fees are computed and paid monthly to Multi-Manager.
During the year ended December 31, 2018, Oppenheimer earned $55,515 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the year ended December 31, 2018, an Incentive Allocation of  $325,244 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at December 31, 2018, in the Statement of Assets, Liabilities and Members’ Capital.
Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $7,500 per annum. Total Board of Managers fees and expenses amounted to $283,750 during the year. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $454,334 during the year ended December 31, 2018, of which $68,365 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses were

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

$1,094,607 during the year ended December 31, 2018, of which $261,200 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with purchases of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the year ended December 31, 2018, placement fees earned by Oppenheimer were $174,353.
4.
Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2018, were $2,591,480,798 and $2,585,393,347, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2018, were $3,160,034,173 and $3,153,630,258, respectively.
At December 31, 2018, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,425,560,030 and $726,242,514, respectively.
For Federal income tax purposes, at December 31, 2018, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $314,819,054, consisting of $427,686,192 gross unrealized gain and $112,867,138 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) L.L.C. and Merrill Lynch Professional Clearing Corp. (the “Prime Brokers”).
Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers (defined below) as of December 31, 2018, which serves as collateral for securities sold, not yet purchased.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

6.
Due from / to Broker (continued)

The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of December 31, 2018, the total value of this collateral was $565,325,603, comprised of pledged securities with a value of  $565,146,291 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $179,312 cash which is included in the cash and restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $413,196,367, $79,704,647 and $72,245,277 are held at the Custodian on behalf of Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) LLC and Merrill Lynch Professional Clearing Corp, respectively. Additional cash of  $53,316,590 is held as collateral for securities sold, not yet purchased of which $11,936,388 is held at Credit Suisse Securities (USA) LLC and $41,380,202 is held at Merrill Lynch Professional Clearing Corp, both of which are included in the due from broker in the Statement of Assets, Liabilities and Members’ Capital. For the year ended December 31, 2018, the average daily amount of the margin borrowings was $42,399,196 and the daily weighted average annualized interest rate was 4.63%. The Company had borrowings outstanding at December 31, 2018, totaling $39,419,380, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased, and due from/due to broker are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian, for the benefit of the Prime Brokers, to meet margin requirements as determined by the Prime Brokers.
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 13.22% of Members’ Capital in equity and option securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified currencies. Risks associated with currency transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is shown as a liability in the Statement of Assets, Liabilities and Members’ Capital. The unrealized gain on forward contracts is $3,544,722 for the year ended December 31, 2018, and is disclosed in the Statement of Assets, Liabilities and Members’ Capital. The change in fair value is disclosed in the Statement of Operations as net change in unrealized gain/(loss) on forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

parties agree to make payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Section 2b of these notes. As of December 31, 2018, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividend and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap as shown on the Company’s financial statements.
The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of December 31, 2018. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swaps could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of December 31, 2018, $61,784,218 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2018, the Company did not write any options.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the year ended December 31, 2018.
Forward contracts:
Average notional amount	$54,475,937
Currency options:
Average notional amount	$14,930,520
Equity options:
Average notional amount	$2,198,238,272
Total Return swaps:
Average notional amount	$266,226,197

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The unrealized gain for forward contracts (currency risk) is disclosed as an asset and the gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital as of December 31, 2018. $57,848,803 and $889,305 of the December 31, 2018 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward contracts and swaps are reflected in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2017
Equity Options	$30,317,699	$25,234,357	$5,083,342
Total Return Swaps	59,101,172	16,153,643	42,947,529
Total year ended December 31, 2017	$89,418,871	$41,388,000	$48,030,871
Year ended December 31, 2018
Equity Options	$3,793,825	$24,058,986	$(20,265,161)
Total Return Swaps	44,193,988	10,385,395	33,808,593
Total Year ended December 31, 2018	$47,987,813	$34,444,381	$13,543,432
Total net change in unrealized gain/(loss)	$(41,431,058)	$(6,943,619)	$(34,487,439)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2017
Currency Options	$—	$1,992,851	$(1,992,851)
Forward Contracts	—	3,886,420	(3,886,420)
Total year ended December 31, 2017	$—	$5,879,271	$(5,879,271)
Year ended December 31, 2018
Currency Options	$—	$818,900	$(818,900)
Forward Contracts	3,544,722	—	3,544,722
Total Year ended December 31, 2018	$3,544,722	$818,900	$2,725,822
Total net change in unrealized gain/(loss)	$3,544,722	$(5,060,371)	$8,605,093

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Equity Options	$220,008,163	$202,495,244	$17,512,919
Total Return Swaps	25,367,061	17,368,467	7,998,594
Total	$245,375,224	$219,863,711	$25,511,513

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Currency Options	$2,044,110	$2,818,712	$(774,602)
Forward Contracts	—	6,053,488	(6,053,488)
Total	$2,044,110	$8,872,200	$(6,828,090)

8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley & Co., Inc. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.
In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps and forward contracts that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps and forward contracts as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

8.
Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets
	Gross Amounts of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Forward Contracts	$3,544,722	$—	$—	$3,544,722
Total return swaps	44,193,998	10,385,395	—	33,808,603
Total	$47,738,720	$10,385,395	$—	$37,353,325

Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$10,385,395	$10,385,395	$—	$—
Total	$10,385,395	$10,385,395	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $61,784,218 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Members’ Capital, end of period (000s)	$1,445,445	$1,457,846	$1,129,353	$1,310,708	$1,360,121
Ratio of net investment loss to average Members’ Capital**	(2.97%)	(3.09%)	(2.14%)	(2.37%)	(2.57%)
Ratio of expenses to average Members’ Capital**	4.39%	4.48%	3.63%	3.52%	3.65%
Ratio of incentive allocation to average Members’ Capital	0.02%	5.26%	0.01%(a)	0.24%	0.02%
Portfolio turnover	136%	99%	73%	82%	91%
Total return - gross*	(6.10%)	34.41%	(1.40%)	5.85%	(4.91%)
Total return - net*	(6.10%)	27.81%	(1.40%)	5.71%	(4.91%)
Ratio of average borrowings to average Members’ Capital	2.66%	3.51%	4.53%	3.02%	2.28%

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2018

9.
Financial Highlights (continued)

*
Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

(a)
Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of  $11,951,223 from January 1, 2019 through February 27, 2019.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission’s (the “SEC”’s) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.
Independent Managers
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Luis Rubio, 63 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; and Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	1
Janet L. Schinderman, 67 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; and Independent director for two registered investment companies advised by The Central Park Group.	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)
Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers
Jesse H. Ausubel, 67 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present).	1
Todd T. Milbourn, 49 Manager	Indefinite; Since February 2016	Professor of Finance at Olin Business School, Washington University in St. Louis (since 2010); Senior Associate Dean of Faculty and Research at Olin Business School, Washington University in St. Louis (since 2013).	1
Michael J. Murphy, 63 Manager	Indefinite; Since August 2016	Private investor (since 2013); Founding Partner and Managing Director, Libertas Partners LLC/Knight Capital Group Inc. (2004 – 2013).	1
Interested Manager
Bryan McKigney,* 60 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).	1

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers
The Board of Managers has selected the following persons to serve as officers of the Company:
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vineet Bhalla, 58 Chief Financial Officer	One year; Since July 27, 2005
Mr. Bhalla has been an Executive Director at Oppenheimer Asset Management since January 2016 and a Senior Director since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Salvatore Faia, 56 Chief Compliance Officer	One year; Since December 31, 2014	President, Vigilant Compliance, LLC since 2004; and Director of EIP Growth and Income Fund since 2005.
Deborah Kaback, 67 Chief Legal Officer	One year; Since July 23, 2003
Ms. Kaback has been a Managing Director at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)
Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bryan McKigney, 60 President, CEO, and Principal Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Principal Manager; since December 1, 2004
Mr. McKigney is a Managing Director and the President of Oppenheimer Asset Management Inc. since April 2015. He was the Chief Administrative Officer prior thereto. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993).

*
“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as the President of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)
The address of each Manager and officer is c/o Oppenheimer Asset Management, 85 Broad Street, New York, NY 10004.

(2)
Officers are not compensated by the Company.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Managers (the “Board”) has determined that Todd Milbourn is qualified to serve as an audit committee financial expert serving on the Audit Committee of the Board (the “Audit Committee”) and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $206,835 for 2018 and $200,820 for 2017.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 for 2018 and $5,000 for 2017. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual statements.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $125,000 for 2018 and $119,040 for 2017. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2017.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) Not Applicable

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $125,000 for 2018 and $119,040 for 2017.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are below.

PROXY VOTING

A.	Proxy Voting Policy.

The firm has retained Institutional Shareholder Services, Inc. (“ISS”) to provide research and recommendations on proxy voting issues and to facilitate the electronic voting of proxies. ISS has authority to vote the proxies for each Client Account, in accordance with the policies described below.

1.	General Policy. The Firm instructs each Client Account’s custodian to deliver to ISS all proxy solicitation materials that the custodian receives for that Client Account. The Firm provides to ISS a listing of securities held “long” in each Client Account as of the 15th and last day of each month to enable ISS to use reasonable efforts to confirm that ISS has received all proxy solicitation materials concerning such securities.

The Firm, through ISS, will vote proxies on behalf of Client Accounts. ISS evaluates all proxy solicitation material and other facts it deems relevant and may seek additional information from the party soliciting the proxy and independent corroboration of such information when ISS considers it appropriate and when it is reasonably available. The Firm has instructed ISS to make voting decisions on behalf of each Client Account based on the proxy voting guidelines that ISS provides to the Firm. The Firm may override ISS’ voting decisions if the Firm deems it in the best interests of the Client Account. The Firm has instructed ISS to use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

2.	Conflicts of Interest. Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Client Account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. Notwithstanding the possibility of such a material conflict arising, the Firm believes that it places the interests of the Client Accounts ahead of the Firm’s own interests by following ISS’ recommendations.

If the Firm determines that the foregoing proxy voting policies do not adequately address a material conflict of interest related to a proxy, the Firm will, in its exclusive discretion, either (a) direct ISS to vote the proxy in accordance with ISS’ recommendation or (b) provide the affected client with copies of all proxy solicitation materials that the Firm receives with respect to that proxy, notify that client of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request, and request that the client consent to the Firm’s intended response. If the client consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the client objects to the Firm’s intended response, the Firm will vote the proxy as directed by the client.

3.	Shareholder Proposals by the Firm. The Firm may submit a shareholder proposal on behalf of a Client Account only if the Firm believes that the proposal would provide a substantial overall benefit to the Client Account.

4.	Disclosures to Clients. The Firm includes in Part 2 of its Form ADV (1) a summary of these proxy voting policies and procedures, (2) an offer to provide a copy of these to clients on request, and (3) information concerning how a client may obtain a report summarizing how the Firm voted proxies on behalf of such client. At the request of a client or Investor (other than a RIC), the Firm provides that client or Investor with a copy of this Part VIII and a report summarizing all proxy solicitations the Firm received with respect to the applicable Client Account during the period requested and action taken by the Firm on each such proxy. Regarding the Firm’s proxy votes on behalf of its RIC clients, the Firm will provide that RIC with the information required to be disclosed by that RIC pursuant to ICA Rule 30b1-4 and SEC Form N-PX promulgated thereunder, including:

a.	The name of the issuer of the portfolio security;

b.	The exchange ticker symbol of the portfolio security;

c.	The CUSIP number for the portfolio security (unless not available through reasonable practical means, e.g., in the case of certain foreign issuers);

d.	The shareholder meeting date;

e.	A brief identification of the matter voted on;

f.	Whether the matter was proposed by the issuer or by a security holder;

g.	Whether the Firm cast its vote on the matter;

h.	How the Firm cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i.	Whether the Firm cast its vote for or against management.

B.	Records.

See Part IX (Recordkeeping Requirements), Section B.9. regarding records that must be maintained relating to these proxy voting policies and procedures.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Mr. Panayotis ("Takis") Sparaggis, the controlling person and Chief Investment Officer of Alkeon Capital Management, LLC (“Alkeon”), has served since the Fund’s inception as the Fund's principal portfolio manager (the "Portfolio Manager") and is the lead member of Alkeon’s Investment Team. Other members of the Investment Team assist Mr. Sparaggis in his role as the Fund’s Portfolio Manager. Mr. Sparaggis founded Alkeon in January 2002. From May 1995 until the founding of Alkeon, Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the other accounts that Mr. Sparaggis managed as of December 31, 2018:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Panayotis Sparaggis	Registered Investment Companies:	1	$2,998,987,603	1	$2,998,987,603
	Other Pooled Investment Vehicles:	7	$3,063,246,266	7	$3,063,246,266
	Other Accounts:	0	$0	0	$0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

•	Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

•	Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

•	Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

•	Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its controlling principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of interests of the registrant by the Portfolio Manager as of December 31, 2018:

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned
Panayotis Sparaggis	$0

(b)	Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date March 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date March 5, 2019

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date March 5, 2019

* Print the name and title of each signing officer under his or her signature.